Financial obligations - Additional information (Details)						1 Months Ended
	Oct. 29, 2019 USD ($)	Mar. 28, 2018 USD ($)	Jun. 27, 2016 USD ($)	Jun. 30, 2014 USD ($)	Dec. 02, 2009 USD ($)	Jun. 27, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Financial obligations [Line Items]
Equity							$ 2,968,200,000	$ 3,029,565,000	$ 3,063,627,000	$ 3,047,213,000
Bottom of range [member]
Disclosure of Financial obligations [Line Items]
Borrowings, interest rate							2.00%	2.00%
Top of range [member]
Disclosure of Financial obligations [Line Items]
Borrowings, interest rate							2.95%	3.13%
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount			$ 275,000,000			$ 275,000,000	$ 275,000,000	$ 275,000,000
Borrowings, interest rate basis		LIBOR of three months plus 2.15%				Three-month LIBOR plus 3%
Borrowings, adjustment to interest rate basis		2.15%	3.00%			3.00%
Borrowings, maturity		April 2022	June 30, 2021
Borrowings Modified Repayment Terms		five semi-annual installments	six semiannual installments
Borrowings Periodic Repayment Amount		$ 55,000,000	$ 39,285,714			$ 39,285,714
Final installment			$ 39,285,716
Grace Period			2 years
Compaa de Minas Buenaventura S.A.A. [Member] | Bottom of range [member]
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio			4
Equity			$ 2,711,388,800			$ 2,711,388,800
Compaa de Minas Buenaventura S.A.A. [Member] | Top of range [member]
Disclosure of Financial obligations [Line Items]
Leverage ratio			3
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation [Member] | Bottom of range [member]
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio	1.3
Banco De Credito Del Peru - New Financial Obligation [Member] | Top of range [member]
Disclosure of Financial obligations [Line Items]
Leverage ratio	1.0
Indebtedness ratio	2.25
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2024 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	$ 113,325,695
Borrowings, interest rate	3.76%
Borrowings, maturity	October 2024
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	$ 48,568,155
Borrowings, interest rate basis	Three-month LIBOR plus 2.39 percent
Borrowings, adjustment to interest rate basis	2.39%
Borrowings, maturity	October 2026
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount				$ 103,373,000	$ 119,000,000		$ 61,667,000	$ 61,667,000
Borrowings, interest rate basis				Three-month LIBOR plus 2.75 percent	Three-month LIBOR plus 2.75 percent
Borrowings, adjustment to interest rate basis				2.75%	2.75%
Borrowings, maturity				November 2020	November 2020
Borrowings Modified Repayment Terms				26 quarterly variable installments	26 quarterly variable installments
Borrowings Periodic Repayment Amount				$ 18,373,000
Final installment				$ 68,905,000	$ 44,191,000
Banco de Credito del Peru [member] | Bottom of range [member]
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio					1.1
Equity					$ 30,000,000